SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepayments And Other Current Assets
Prepayments (including $2,059,668 and $1,813,904 to related parties as of June 30, 2022 and December 31, 2021, respectively)	$ 2,428,473	$ 2,169,095	$ 376,746
Other current assets	8,845	7,618	7,062
Prepayments and other receivables	$ 2,437,318	$ 2,176,713	$ 383,808